Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments (Textual)
Rental expense	$ 3,611,640	$ 2,733,265	$ 1,783,888
Operating lease expiration, description	Between January 2019 and May 2026
Lease expiration, description	The lease expires between June 2019 and December 2019.